Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Interest income:
Financial assets measured at amortized cost	¥ 18,146	¥ 47,679	¥ 46,862
Financial assets measured at fair value through other comprehensive income	196	249	323
Financial assets measured at fair value through profit or loss	1,463	1,484	1,433
Total	19,805	49,412	48,618
Interest expense:
Financial liabilities measured at amortized cost	(12,269)	(15,624)	(13,217)
Other	(1,608)	(9,065)
Total	(13,877)	(24,689)	(13,217)
Dividends, received:
Financial assets measured at fair value through other comprehensive income	3,372	5,169	5,056
Financial assets measured at fair value through profit or loss	0	25	21
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	15,102	(19,270)	(54,897)
Gains (losses) on foreign exchange	(26,163)	(24,942)	31,266
Other	(17,128)	6,373	7,331
Total	(24,817)	(32,645)	(11,223)
Total finance income and finance costs	¥ (18,889)	¥ (7,922)	¥ 24,178